OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities, Current [Abstract]
Schedule of Other Current Liabilities
Other current liabilities consist of the following as of December 31, 2025 and 2024:

Details	2025	2024
Tax payables	$7,105	$12,428
Hedging transactions related payables - see Note 10A	4,806	5,070
Others	3,929	1,712
	$15,840	$19,210